Preferred And Common Stock	12 Months Ended
Dec. 31, 2013
Preferred and Common Stock [Abstract]
PREFERRED AND COMMON STOCK
NOTE 18: PREFERRED AND COMMON STOCK
Preferred Stock
As of December 31, 2013, the Company was authorized to issue 10,000,000 shares of $0.0001 par value preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.
On March 30, 2011, pursuant to an Exchange Agreement Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting Series C Convertible Preferred Stock of Navios Acquisition. Each holder of shares of Series C Convertible Preferred Stock shall be entitled at their option at any time, after March 31, 2013 to convert all or any the outstanding shares of Series C Convertible Preferred Stock into a number of fully paid and non-assessable shares of Common Stock determined by multiplying each share of Series C Convertible Preferred Stock to be converted by 7,676, subject to certain limitations. Upon the declaration of a common stock dividend, the holders of the Series C Convertible Preferred Stock are entitled to receive dividends on the Series C Convertible Preferred Stock in an amount equal to the amount that would have been received in the number of shares of Common Stock into which the Shares of Series C Convertible Preferred Stock held by each holder thereof could be converted. The shares of Series C Preferred Stock were recorded at fair value of the common stock exchanged which totaled $30,474, using the common stock price on March 30, 2011 of $3.97. The impact of the exchange (other than the par value of the common and preferred stock) was recorded net in Additional-Paid-In-Capital. No fees were incurred in connection with the above issuance. For the purpose of calculating loss per share this preferred stock is treated as in-substance common stock and is allocated losses and considered in the diluted calculation.
On September 17, 2010, Navios Acquisition issued 3,000 shares of the Company's authorized Series A Convertible Preferred Stock (fair value of $5,619) to an independent third party as a consideration for certain consulting and advisory fees related to the VLCC acquisition. The Company valued these shares on and accounted for these shares as issued and outstanding from September 17, 2010 since all services had been provided. The $5,619 has been recorded in the accompanying financial statements as transaction costs. Under the terms of the consulting agreement, the preferred stock will be distributed in tranches of 300 shares every six months commencing on June 30, 2011 and ending on December 15, 2015. Accordingly, the shares of Series A Preferred Stock and the shares of common stock underlying them, will only be eligible for transfer upon distribution to the holder. The preferred stock has no voting rights, is only convertible into shares of common stock and does not participate in dividends until such time as the shares are converted into common stock. The holder of the preferred stock also has the right to convert their shares to common stock subject to certain terms and conditions at any time after distribution at a conversion price of $35.00 per share of common stock. Any shares of preferred stock remaining outstanding on December 31, 2015 shall automatically convert into shares of common stock at a conversion price of $25.00 per share of common stock. The fair market value on September 17, 2010, was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.
On October 29, 2010, Navios Acquisition issued 540 shares of the Company's authorized Series B Convertible Preferred Stock (fair value $1,649) to the seller of the two newbuild LR1 product tankers the Company recently acquired and were included in the vessel cost. The preferred stock contains a 2% per annum dividend payable quarterly starting on January 1, 2011 and upon declaration by the Company's Board commences payment on March 31, 2011. The Series B Convertible Preferred Stock, plus any accrued but unpaid dividends, will mandatorily convert into shares of common stock as follows: 30% of the outstanding amount will convert on June 30, 2015 and the remaining outstanding amounts will convert on June 30, 2020 at a price per share of common stock not less than $25.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $35.00 per share of common stock. The preferred stock does not have any voting rights. The fair value on October 29, 2010, was determined using a binomial valuation model. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.
As of each of December 31, 2013, 2012, and 2011 4,540 shares of preferred stock were issued and outstanding, from which 1,000 shares of Series C Convertible Preferred Stock are issued to Navios Holdings. As of December 31, 2013 and 2012 1,200 shares, and 600 shares of convertible preferred stock, respectively, were outstanding.
Redeemable Convertible Preferred Stock
On each of August 31, 2012, October 31, 2012 , February 13, 2013 and April 24, 2013, Navios Acquisition issued 300 shares of its authorized Series D Preferred Stock (nominal and fair value $3,000) to a shipyard, in partial settlement of the purchase price of the newbuilt LR1 product tankers, the Nave Cassiopeia, the Nave Cetus and the Nave Rigel. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of the vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert such shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The Series D Preferred Stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.
As of December 31, 2013 and December 31, 2012, 4,540 shares of preferred stock were issued and outstanding, respectively. As of December 31, 2013 and December 31, 2012, 1,200 and 600 shares of Series D preferred stock, respectively, were outstanding.
	Preferred Stock
	Number of preferred shares	Amount
Balance December 31, 2011	—	$—
Issuance of preferred stock subject to redemption	600	6,000
Balance December 31, 2012	600	$ 6,000
Issuance of preferred stock subject to redemption	600	6,000
Balance December 31, 2013	1,200	$ 12,000

Stock based compensation
In October 2013, Navios Acquisition authorized and issued in the aggregate 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share and a term of 10 years to expiry, to its directors and/or officers. These awards of restricted common stock and stock options are based on service conditions only and vest ratably over a period of over three years (33,33% each year).
The holders of restricted stock are entitled to dividends paid on the same schedule as paid to the stock holders of the company. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant of $3.99 per share (or total fair value of $8,379).
The fair value of stock option grants is determined with reference to option pricing model, and principally adjusted Black-Scholes models, using historical volatility of 35.7%, historical dividend yield of 5.81%, zero forfeiture rate, risk free rate equal to 10 year US treasure bond of 2.53% and the simplified method for determining the expected option term of 6 years since the Company does not have sufficient historical exercise data upon which to have a reasonable basis to estimate the expected option term. The fair value of stock options were calculated to $0,79 per option (or $1,188). Compensation expense is recognized based on a graded expense model over the vesting period of three years from the date of grant.
The effect of compensation expense arising from the stock-based arrangements described above amounts to $1,089, as of December 31, 2013, and it is reflected in general and administrative expenses on the statement of operations. The recognized compensation expense for the year is presented as adjustment to reconcile net income to net cash provided by operating activities on the statements of cash flows.
There were no Restricted Stock or Stock Options exercised, forfeited or expired during the year ended December 31, 2013. Restricted Shares outstanding and not vested amounted to 2,100,000 shares as of December 31, 2013 and the number of stock options outstanding as at December 31, 2013 amounted to 1,500,000. There were no stock options exercisable as at December 31, 2013.
The estimated compensation cost relating to service conditions of non-vested (a) stock options and (b) restricted stock, not yet recognized was $1,053 and $7,425, respectively, as of December 31, 2013 and is expected to be recognized over the weighted average period of 2.82 years. The weighted average contractual life of stock options outstanding as at December 31, 2013 was 9.8 years.
Common Stock
On November 19, 2010, the Company completed the public offering of 6,500,000 shares of common stock at $5.50 per share and raised gross proceeds of $35,750. The net proceeds of this offering, including the underwriting discount of $1,787 and excluding offering costs of $561 were $33,963.
Pursuant to an Exchange Agreement entered into on March 30, 2011, Navios Holdings exchanged 7,676,000 shares of Navios Acquisition's common stock it held for 1,000 non-voting shares of Series C Convertible Preferred Stock of Navios Acquisition.
As of December 31, 2013, the Company was authorized to issue 250,000,000 shares of $0.0001 par value common stock.
On September 16, 2013, Navios Acquisition completed the placement of a total of 25,974,026 shares of common stock, at a price of $3.85 per share, representing gross proceeds of $100,000 and net proceeds of $96,120. The placement included a registered direct offering of 12,987,013 shares of common stock which raised $50,000 of gross proceeds and a private placement of 12,987,013 shares of common stock to Navios Holdings which raised $50,000 of gross proceeds.
Total net proceeds of the above transactions, net of agents' costs of $3,501 and offering costs of $379, amounted to $96,120.
In May 2013, Navios Acquisition completed the placement of a total of 32,876,712 shares of its common stock, at a price of $3.65 per share, representing gross proceeds of $120,000. The placement included a registered direct offering of 16,438,356 shares of common stock which raised $60,000 of gross proceeds and a placement of 16,438,356 common shares to Navios Holdings which raised $60,000 of gross proceeds. Both placements closed on May 21, 2013.
Total net proceeds of the transactions in May 2013, net of agents' costs of $4,199 and offering costs of $369, amounted to $115,432.
In February 2013, Navios Acquisition completed multiple offerings, including registered direct offerings, of a total of 35,246,791 shares of its common stock, at a price of $2.85 per share representing gross proceeds of $100,453. The offerings were conducted as follows:

•	The first registered direct offering of 7,719,300 shares of common stock was completed on February 21, 2013, raising $22,000 of gross proceeds.

•	The second registered direct offering of 9,825,000 shares of common stock was completed on February 26, 2013, raising $28,001 of gross proceeds.

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In addition, Navios Holdings and certain members of management of Navios Acquisition, Navios Holdings and Navios Partners purchased an aggregate of 17,702,491 shares of common stock in a private placement that was completed on February 26, 2013, raising $50,452 of gross proceeds.

Total net proceeds, of the transactions in February 2013, net of agents' costs of $4,018 and offering costs of $465, amounted to $95,970.